Risks and Uncertainties (Details) - Jun. 30, 2025 - Credit Risk [Member]	USD ($)	VND (₫)	HKD ($)	CNY (¥)
Hong Kong Deposit Protection Board [Member]
Risks and Uncertainties [Line Items]
Compensation limit	$ 63,695		$ 500,000
Cash balance	7,193,377		56,467,071
Insured	63,695		$ 500,000
People’s Bank of China [Member]
Risks and Uncertainties [Line Items]
Compensation limit	69,763			¥ 500,000
Cash balance	3,056,336			21,905,252
Insured	69,763			¥ 500,000
Deposit insurance of Vietnam [Member]
Risks and Uncertainties [Line Items]
Compensation limit	4,789	₫ 125,000,000
Cash balance	527,348	765,476,355
Insured	$ 4,789	₫ 125,000,000